UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3458

Waddell & Reed Advisors Fixed Income Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Government Securities Fund
June 30, 2008
UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	Principal Amount in Thousands	Value

Agency Obligations - 8.18%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006-1,
4.875%, 1-14-11 (A)	$2,000	$2,055,800
Federal Farm Credit Bank,
3.75%, 12-6-10	1,000	1,007,905
Federal Home Loan Mortgage Corporation:
3.625%, 9-15-08	500	501,072
2.375%, 5-28-10	1,650	1,626,491
5.75%, 7-20-11	3,500	3,581,200
5.375%, 1-9-14	3,000	3,024,861
5.0%, 12-14-18	5,054	4,730,595
Federal National Mortgage Association:
5.08%, 5-14-10	2,000	2,037,888
5.125%, 11-2-12	4,000	4,095,976
4.0%, 1-18-13	2,000	1,993,758

Total Agency Obligations		24,655,546

Mortgage-Backed Obligations - 60.73%
Federal Agricultural Mortgage Corporation, Guaranteed Agricultural Mortgage-Backed Securities,
7.064%, 1-25-12 (B)	2,279	2,278,713
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.26%, 6-1-34 (C)	391	396,525
5.732%, 10-1-36 (C)	1,467	1,500,896
5.468%, 12-1-36 (C)	2,018	2,043,810
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.5%, 12-15-13 (Interest Only) (D)	927	121,816
5.0%, 4-15-18	3,950	3,923,298
5.0%, 5-15-19	4,500	4,464,579
5.0%, 5-15-23	8,000	7,907,148
5.5%, 4-15-24 (Interest Only) (D)	1,928	55,861
5.5%, 4-15-24 (Interest Only) (D)	462	12,949
5.0%, 3-15-25	2,000	1,895,472
6.0%, 3-15-29	501	514,518
5.0%, 7-15-29 (Interest Only) (D)	1,825	218,007
7.5%, 9-15-29	2,851	3,043,218
5.0%, 5-15-31	3,322	3,330,519
5.0%, 9-15-31 (Interest Only) (D)	2,293	315,523
5.5%, 10-15-31	8,000	8,068,992
5.0%, 9-15-32	5,500	5,217,104
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.5%, 4-1-18	633	618,842
5.0%, 6-1-21	1,507	1,496,000
5.0%, 11-1-21	2,239	2,216,559
5.5%, 3-1-22	2,639	2,667,083
6.0%, 7-1-22	3,311	3,392,036
8.0%, 2-1-23	56	60,263
6.5%, 11-1-24	139	143,538
5.0%, 7-1-25	2,139	2,090,724
7.0%, 12-1-25	198	209,612
6.0%, 2-1-27	1,222	1,243,515
6.0%, 11-1-28	1,430	1,458,589
6.5%, 11-1-31	336	349,707
6.0%, 2-1-32	332	338,291
5.0%, 3-1-35	1,862	1,790,787
5.5%, 10-1-35	1,574	1,554,969
5.5%, 8-1-36	1,668	1,645,769
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
5.372%, 12-1-36 (C)	2,313	2,342,362
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	7,000	6,956,214
5.0%, 3-25-18 (Interest Only) (D)	767	37,622
5.0%, 6-25-18	6,000	6,027,926
5.5%, 6-25-18	2,611	2,650,869
5.0%, 9-25-18	1,000	1,005,048
5.5%, 2-25-32	4,500	4,573,138
5.5%, 10-25-32	4,875	4,844,987
4.0%, 11-25-32	783	744,215
4.0%, 2-25-33	888	881,206
4.0%, 3-25-33	1,446	1,373,903
3.5%, 8-25-33	4,287	3,908,987
5.5%, 11-25-36 (Interest Only) (D)	4,731	1,230,523
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 1-1-17	675	686,463
5.0%, 3-1-18	1,280	1,278,329
4.5%, 6-1-19	2,774	2,706,138
4.5%, 8-1-19	5,540	5,404,072
5.0%, 12-1-19	2,623	2,612,594
5.5%, 11-1-22	4,429	4,463,477
5.5%, 10-1-23	1,482	1,492,793
5.0%, 4-1-24	2,459	2,396,997
4.5%, 7-25-24	6,000	5,613,326
5.0%, 5-1-28	6,930	6,735,645
5.5%, 9-25-31	4,500	4,529,456
5.5%, 2-1-33	2,919	2,896,139
5.0%, 3-25-33	4,000	4,005,822
6.0%, 4-1-33	4,954	5,030,980
5.0%, 9-1-33	4,068	3,924,498
6.0%, 4-1-34	3,435	3,468,782
5.5%, 12-1-34	7,112	7,038,122
5.0%, 5-1-35	1,895	1,823,032
6.5%, 11-1-37	1,231	1,258,968
5.5%, 1-25-39	2,631	2,640,459
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
5.5%, 6-20-28 (D)	2,637	112,204
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.0%, 8-20-27	27	28,688
6.5%, 5-15-29	215	223,373
Government National Mortgage Association Non-Agency REMIC/CMO,
4.585%, 8-16-34	3,000	2,912,219
Guaranteed Development Company Participation Certificates, Series 1995-20 F, Guaranteed by the United States Small Business Administration (an Independent Agency of the United States),
6.8%, 6-1-15	581	596,979
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
2002-3 Class G,
6.0%, 2-15-30	3,679	3,793,610
2003-1 Class E,
5.75%, 4-15-27	1,437	1,440,457
2003-2 Class E,
5.0%, 12-15-25	882	883,240

Total Mortgage-Backed Obligations		183,159,094

Treasury Obligations - 20.75%
United States Treasury Bond,
6.125%, 11-15-27	6,500	7,784,257
United States Treasury Bond Principal STRIPS,
0.0%, 11-15-21	3,550	1,907,369
United States Treasury Notes:
4.0%, 4-15-10	5,750	5,897,792
4.125%, 8-31-12	14,750	15,276,619
4.25%, 8-15-13	27,650	28,872,656
8.0%, 11-15-21	2,100	2,852,554

Total Treasury Obligations		62,591,247

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 89.66%		$270,405,887

(Cost: $270,443,628)

SHORT-TERM SECURITIES

Repurchase Agreements
J.P. Morgan Securities Inc., 1.4% Repurchase Agreement dated 6-30-08 to be repurchased at $11,527,448 on 7-1-08 (E)	11,527	11,527,000
J.P. Morgan Securities Inc., 1.4% Repurchase Agreement dated 6-30-08 to be repurchased at $19,653,764 on 7-1-08 (F)	19,653	19,653,000

TOTAL SHORT-TERM SECURITIES - 10.34%		$31,180,000

(Cost: $31,180,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$301,585,887

(Cost: $301,623,628)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under the guidelines established by the Board of Directors. At June 30, 2008, the total value of this security amounted to 0.68% of total investments.

(B )Security valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(D)Amount in Principal column represents notional amount for computation of interest.

(E)Collateralized by $10,312,000 United States Treasury Bond, 5.5% due 8-15-28; market value and accrued interest aggregate $11,733,051.

(F)Collateralized by $16,607,000 United States Treasury Bond, 6.125% due 11-15-27; market value and accrued interest aggregate $20,006,707.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Fixed Income Funds, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 26, 2008